Trading Properties (Tables)	12 Months Ended
Jun. 30, 2020
Trading Properties [Abstract]
Schedule of trading properties
	Year ended June 30, 2020
	Completed properties	Properties under development	Undeveloped sites (i)	Total
At June 30, 2018	5,846	12,124	4,099	22,069
IFRS 15 adjustments	(1,558)	(6,767)	-	(8,325)
Additions	-	3,603	61	3,664
Capitalized financial costs	-	17	-	17
Currency translation adjustment	(635)	(497)	(219)	(1,351)
Transfers	3,470	(2,803)	(615)	52
Impairment	-	-	(46)	(46)
Disposals	(4,438)	(3,283)	-	(7,721)
At June 30, 2019	2,685	2,394	3,280	8,359
Additions	24	1,722	563	2,309
Desconsolidation	-	(155)	-	(155)
Capitalized financial costs	-	12	-	12
Currency translation adjustment	301	31	544	876
Transfers	1,238	(990)	(33)	215
Disposals	(2,224)	(2,185)	(35)	(4,444)
At June 30, 2020	2,024	829	4,319	7,172

	June 30, 2020	June 30, 2019
Non-current	4,856	7,836
Current	2,316	523
Total	7,172	8,359

(i) Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 and Ps. 407 as of June 30, 2019 and 2018, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.